Shareholder Report, Average Annual Return (Details) - Without Sales Load [Member]	12 Months Ended	22 Months Ended	23 Months Ended			60 Months Ended	76 Months Ended	109 Months Ended	114 Months Ended	118 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000107268
Average Annual Return [Line Items]
Average Annual Return, Percent	6.30%					0.83%					2.92%
C000107269
Average Annual Return [Line Items]
Average Annual Return, Percent	6.11%					0.58%					2.72%
C000062188
Average Annual Return [Line Items]
Average Annual Return, Percent	12.38%					6.03%					6.39%
C000062187
Average Annual Return [Line Items]
Average Annual Return, Percent	12.94%					6.57%				6.56%
C000057556
Average Annual Return [Line Items]
Average Annual Return, Percent	12.68%					6.29%					6.66%
C000074921
Average Annual Return [Line Items]
Average Annual Return, Percent	12.50%					6.15%				6.14%
C000200207
Average Annual Return [Line Items]
Average Annual Return, Percent	24.57%					13.31%	12.40%
C000023722
Average Annual Return [Line Items]
Average Annual Return, Percent	25.20%					13.87%					12.39%
C000023723
Average Annual Return [Line Items]
Average Annual Return, Percent	24.92%					13.59%					12.11%
C000023724
Average Annual Return [Line Items]
Average Annual Return, Percent	15.17%					9.91%					8.69%
C000023725
Average Annual Return [Line Items]
Average Annual Return, Percent	14.92%					9.65%					8.42%
C000023726
Average Annual Return [Line Items]
Average Annual Return, Percent	8.69%					8.38%					8.01%
C000023727
Average Annual Return [Line Items]
Average Annual Return, Percent	8.39%					8.11%					7.74%
C000060418
Average Annual Return [Line Items]
Average Annual Return, Percent	2.61%					3.88%					4.43%
C000060419
Average Annual Return [Line Items]
Average Annual Return, Percent	3.03%					4.39%					4.95%
C000060420
Average Annual Return [Line Items]
Average Annual Return, Percent	2.72%					4.12%					4.68%
C000074922
Average Annual Return [Line Items]
Average Annual Return, Percent	2.62%					3.96%					4.52%
C000076102
Average Annual Return [Line Items]
Average Annual Return, Percent	33.91%					19.39%			17.28%
C000076103
Average Annual Return [Line Items]
Average Annual Return, Percent	34.60%					19.99%					17.55%
C000076104
Average Annual Return [Line Items]
Average Annual Return, Percent	34.25%					19.70%					17.26%
C000060424
Average Annual Return [Line Items]
Average Annual Return, Percent	26.33%					14.74%					13.07%
C000060425
Average Annual Return [Line Items]
Average Annual Return, Percent	26.95%					15.31%					13.63%
C000060426
Average Annual Return [Line Items]
Average Annual Return, Percent	26.62%					15.03%					13.35%
C000074924
Average Annual Return [Line Items]
Average Annual Return, Percent	26.42%					14.85%					13.17%
C000076109
Average Annual Return [Line Items]
Average Annual Return, Percent	14.38%					7.84%			8.27%
C000076106
Average Annual Return [Line Items]
Average Annual Return, Percent	14.99%					8.39%					8.34%
C000076107
Average Annual Return [Line Items]
Average Annual Return, Percent	14.66%					8.11%					8.06%
C000076111
Average Annual Return [Line Items]
Average Annual Return, Percent	21.54%					10.99%					11.08%
C000076112
Average Annual Return [Line Items]
Average Annual Return, Percent	21.28%					10.72%					10.81%
C000076113
Average Annual Return [Line Items]
Average Annual Return, Percent	21.07%					10.55%					10.64%
C000060427
Average Annual Return [Line Items]
Average Annual Return, Percent	14.32%					8.97%					8.67%
C000060428
Average Annual Return [Line Items]
Average Annual Return, Percent	14.90%					9.53%					9.22%
C000060429
Average Annual Return [Line Items]
Average Annual Return, Percent	14.55%					9.23%					8.94%
C000074925
Average Annual Return [Line Items]
Average Annual Return, Percent	14.36%					9.06%					8.77%
C000060430
Average Annual Return [Line Items]
Average Annual Return, Percent	10.59%					6.51%					6.97%
C000060431
Average Annual Return [Line Items]
Average Annual Return, Percent	11.13%					7.05%					7.51%
C000060432
Average Annual Return [Line Items]
Average Annual Return, Percent	10.82%					6.78%					7.24%
C000074926
Average Annual Return [Line Items]
Average Annual Return, Percent	10.62%					6.61%					7.08%
C000074663
Average Annual Return [Line Items]
Average Annual Return, Percent	10.00%					6.45%					6.88%
C000023730
Average Annual Return [Line Items]
Average Annual Return, Percent	10.56%					6.97%					7.42%
C000163202
Average Annual Return [Line Items]
Average Annual Return, Percent	10.69%					7.03%		7.81%
C000023731
Average Annual Return [Line Items]
Average Annual Return, Percent	10.34%					6.72%					7.15%
C000060421
Average Annual Return [Line Items]
Average Annual Return, Percent	0.40%					(1.12%)					0.51%
C000060422
Average Annual Return [Line Items]
Average Annual Return, Percent	0.80%					(0.65%)					1.01%
C000060423
Average Annual Return [Line Items]
Average Annual Return, Percent	0.65%					(0.87%)					0.77%
C000074923
Average Annual Return [Line Items]
Average Annual Return, Percent	0.50%					(1.04%)					0.61%
C000240433
Average Annual Return [Line Items]
Average Annual Return, Percent	6.54%	9.23%
C000240434
Average Annual Return [Line Items]
Average Annual Return, Percent	3.34%		6.44%
C000240435
Average Annual Return [Line Items]
Average Annual Return, Percent	15.09%			12.38%
C000240436
Average Annual Return [Line Items]
Average Annual Return, Percent	11.18%				10.95%